Other income (expenses), net (Tables)	12 Months Ended
Dec. 31, 2022
Other income (expenses), net
Schedule of other income (expenses), net

	2022	2021	2020
Deductible donations	(2,322)	(300)	(300)
Contractual indemnities	(252)	(364)	(85)
Modification of lease contracts - Note 12	4,625	379	3,052
Other revenues	5,477	730	743
Other expenses (i)	(9,848)	(380)	(2,898)
Total	(2,320)	65	512
(i)	Main balance of the item other expenses refers to R$4,657 of write-off of permanent assets and R$2,777 referring to fine for delay.